CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss		$ (2,657)	$ (1,431)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		1,847	1,287
Stock-based compensation		331	599
Decrease (Increase) in deferred tax		(114)	(1,666)
Capital loss from disposal of property and equipment		0	(2)
Gain on barging purchase		0	(4,958)
Increase in trade receivables, net		(427)	(549)
Increase in other accounts receivable and prepaid expenses		(2,616)	(413)
Decrease (Increase) in inventories, net		(225)	589
Increase (decrease) in trade payables		1,902	(1,372)
Increase in employees and payroll accruals		654	637
Increase in accrued severance pay		101	103
Increase in accrued expenses and other liabilities, related parties and liability for earn-out		407	1,123
Net cash used in operating activities		(797)	(6,053)
Cash flows from investing activities:
Purchase of property and equipment		(39)	(165)
Acquisitions of subsidiaries, net of cash acquired		0	(2,896)
Acquisition of group of assets (non-business)		0	(1,174)
Increase in severance pay fund		(64)	(29)
Restricted bank deposits, net		806	1,649
Capitalization of software development costs		(665)	(1,224)
Net cash provided (used in) by investing activities		38	(3,839)
Cash flows from financing activities:
Treasury shares acquired		0	(2,379)
Liability for future earn-out		(24)	(2,050)
Proceeds from exercise of options and warrants, net		0	17
Net cash used in financing activities		(24)	(4,412)
Decrease in cash and cash equivalents		(783)	(14,304)
Cash and cash equivalents at the beginning of the year		1,708	22,246
Cash and cash equivalents at the end of the period		925	7,942
Assets and liabilities of the acquired business, as of date of acquisition:
Working capital (excluding cash and cash equivalents)	[1]	0	2,264
Property and equipment, net	[1]	0	364
Deferred taxes, net	[1]	0	219
Intangible Assets including goodwill	[1]	0	6,198
Contingent consideration	[1]	0	(491)
Payable on account of an acquisition	[1]	0	(700)
Assets and liabilities of the acquired business, as of date of acquisition	[1]	0	7,854
Gain on bargain purchase	[1],[2]	0	(4,958)
Acquisitions of subsidiaries, net of cash acquired	[1]	0	(2,896)
Cash paid during the period for:
Interest		$ 4	$ 0

[1]	All purchase price allocations of the acquisitions are provisional.
[2]	Gain on bargain purchase is attributed to two of the acquisitions.